Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
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Critical Accounting Policies and Areas of Significant Management Judgement

CRITICAL ACCOUNTING POLICIES AND AREAS OF SIGNIFICANT MANAGEMENT JUDGEMENT

The preparation of the Condensed Consolidated Interim Financial Statements requires management to make estimates and judgements that affect the reported amount of assets and liabilities at the date of the Condensed Consolidated Interim Financial Statements and the reported amount of income and expenses during the reporting period. Management evaluates its estimates and judgements on an ongoing basis. Management bases its estimates and judgements on historical experience and on various other factors that are believed to be reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions.

The introduction of IFRS 9 has given rise to areas of significant management judgement in respect of the ECL impairment methodology and these are explained further below. There have been no other significant changes in the basis upon which estimates and judgements have been determined compared to that applied in the 2017 Annual Report.